Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Investments All Other Investments [Abstract]
Summary of Estimated Fair Values of Entity's Financial Instruments

The estimated fair values of the Company’s financial instruments are as follows:

		As at December 31, 2014		As at December 31, 2013
	Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	1	$126,311	$126,311	$130,394	$130,394
Short-term investments	1	1,336	1,336	1,457	1,457
Loan receivable	2	1,268	1,268	1,075	1,075
Patent finance obligations	2	44,883	44,883	52,032	52,032
Foreign currency contracts	2	(732)	(732)	(668)	(668)

Information Regarding Aging and Collectability of Accounts Receivable

The following table provides information regarding the aging and collectability of the Company’s accounts receivable balances as at December 31, 2014:

Current	$1,798
Past due 1 - 30 days	171
Past due 31 - 60 days	32
Past due 61 - 90 days	124
Over 91 days past due	211
Less allowance for doubtful accounts	(138)
$2,198